Subsequent event	12 Months Ended
Dec. 31, 2025
Subsequent event
Subsequent event

19.Subsequent event

On October 15, 2025, the Company entered into a binding term sheet (the “Term Sheet”) to acquire a Renal Anti-Fibrotic Therapeutic Program from Vectus Biosystems Limited, an Australian Securities Exchange listed company (“Vectus”). The program includes a novel new chemical entity, VB4-P5, along with its associated intellectual property, regulatory documentation, and manufacturing data. The Term Sheet provides for the Company to acquire from Vectus the intellectual property specifically related to the VB4-P5 compound and the data generated by Vectus from its work on the VB4-P5 small molecule and related assets. The consideration receivable by Vectus is $3,000,000, payable in common shares of the Company at a deemed issue price of $0.86 per common share (the “Issue Price”), with the Issue Price subject to adjustment in certain circumstances. The Company has agreed to pay a cash finders’ fee of the greater of 5% of the transaction value or $250,000.

The Term Sheet is subject to finalization of closing documentation, satisfaction of conditions that are typical for a transaction of this type including receipt of all regulatory approvals, and compliance with applicable stock exchange requirements and applicable securities laws. Closing of the acquisition will occur no more than 90 days from the execution of the Term Sheet. If the Term Sheet is terminated or closing does not occur, other than as a result of a breach of the Term Sheet by Vectus, then the Company shall issue to Vectus $50,000 of common shares at the Issue Price.

Pursuant to the binding term sheet that was entered into between XORTX and Vectus, closing is to occur no later than 90 days post signing, being January 13, 2026.

On January 13, 2026, the Company entered into an extension agreement with Vectus to extend the closing date to March 31, 2026.

As of December 31, 2025, the Company had incurred $293,803 of deferred acquisition costs in connection with this transaction, which includes $200,000 towards the finders’ fee.

On February 4, 2026, the Company issued 20,000 options to purchase common shares of the Company to a director. The options are exercisable at a price of CAD $0.69 per common share and expire five years from the date of grant.